Consolidated Comprehensive Income Statement (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net income	$ 2,523		$ 2,569		$ 2,581
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during the period	130		(195)		(363)
Reclassification adjustment					(18)	[1]
Total foreign currency translation adjustments	130		(195)		(381)
Unrealized gain (loss) on assets available-for-sale:
Unrealized gain (loss) arising during the period	1,007		306		747
Reclassification adjustment	(106)	[1]	(26)	[1]	18	[1]
Total unrealized gain (loss) on assets available-for-sale	901		280		765
Defined benefit plans:
Prior service cost arising during the period	57				25
Net loss arising during the period	(190)		(443)		(52)
Foreign exchange adjustment			(3)		2
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost	104		69		46
Total defined benefit plans	(29)		(377)		21
Net unrealized gain (loss) on cash flow hedges:
Unrealized hedge gain (loss) arising during the period	4		3		12
Reclassification adjustment	(3)				(5)
Total unrealized gain (loss) on cash flow hedges	1		3		7
Total other comprehensive income (loss), net of tax	1,003	[2]	(289)	[2]	412	[2]
Net (income) loss attributable to noncontrolling interests	(78)		(53)		(63)
Other comprehensive (income) loss attributable to noncontrolling interests	(19)		17		44
Other reclassification					(14)	[1]
Net comprehensive income (loss)	$ 3,429		$ 2,244		$ 2,960

[1]	Includes a net reclassification adjustment of $14 million to retained earnings from other comprehensive income in 2010.
[2]	Other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders was $984 million for the year ended Dec. 31, 2012, $(272) million for the year ended Dec. 31, 2011 and $456 million for the year ended Dec. 31, 2010.